FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value (USD $)	Jan. 31, 2015	Oct. 31, 2014
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	$ 9,160,659	$ 2,655,964
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	6,510,659	155,964
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	6,510,659	2,655,964
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	2,650,000	2,500,000
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	2,650,000	2,500,000
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets
Cash and Cash Equivalents [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	6,510,659	155,964
Certificates of Deposit [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial assets measured at fair value [Line Items]
Financial assets	$ 2,650,000	$ 2,500,000